United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 21, 2008
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1184    14959 SH       Sole                    14959
AT&T Inc.                      COM              00206r102      456    11901 SH       Sole                    11901
American Express Co            COM              025816109     1090    24925 SH       Sole                    24925
American Intl Group Inc        COM              026874107     1006    23250 SH       Sole                    23250
Amgen Inc                      COM              031162100      999    23907 SH       Sole                    23907
Anadarko Pete Corp             COM              032511107      353     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      285     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1613    56575 SH       Sole                    56575
BP Amoco PLC ADR               COM              055622104      402     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      246    11535 SH       Sole                    11535
CSX Corp                       COM              126408103      336     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1544    38111 SH       Sole                    38111
Cisco Systems Inc              COM              17275r102     1707    70877 SH       Sole                    70877
Citigroup Inc.                 COM              172967101     1179    55056 SH       Sole                    55056
Coca Cola Co                   COM              191216100      950    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1706    70975 SH       Sole                    70975
EMC Corp.                      COM              268648102     1396    97337 SH       Sole                    97337
Expeditors Intl Wash           COM              302130109     1390    30775 SH       Sole                    30775
Exxon Mobil Corp               COM              302290101     1375    16259 SH       Sole                    16259
General Electric Co.           COM              369604103     2937    79345 SH       Sole                    79345
International Business Machine COM              459200101     2421    21025 SH       Sole                    21025
L3 Communications              COM              502424104     1774    16225 SH       Sole                    16225
Lowes Cos Inc                  COM              548661107     1327    57849 SH       Sole                    57849
Medtronic Inc                  COM              585055106     1009    20850 SH       Sole                    20850
Microsoft Corp                 COM              594918104     1379    48600 SH       Sole                    48600
Monsanto Co                    COM              61166w101     2486    22292 SH       Sole                    22292
Norwood Abbey Limited          COM              019619664        2    96000 SH       Sole                    96000
Oceaneering Intl               COM              675232102      252     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1556    79525 SH       Sole                    79525
Pepsico Inc                    COM              713448108     1417    19625 SH       Sole                    19625
Pfizer Inc                     COM              717081103      712    34036 SH       Sole                    34036
Pitney Bowes Inc               COM              724479100      574    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     1561    17940 SH       Sole                    17940
Scotts Companies               COM              810186106      982    30300 SH       Sole                    30300
Southwestern Energy            COM              845467109     2048    60800 SH       Sole                    60800
Stryker Corp                   COM              863667101     1327    20400 SH       Sole                    20400
Tellabs Inc                    COM              879664100      119    21850 SH       Sole                    21850
United Parcel Service          COM              911312106      923    12635 SH       Sole                    12635
United Technologies            COM              913017109     2269    32975 SH       Sole                    32975
Wal Mart Stores Inc            COM              931142103     3617    68657 SH       Sole                    68657
Whole Foods Market Inc.        COM              966837106      700    21225 SH       Sole                    21225
Windstream Corp                COM              9738w1041      179    15014 SH       Sole                    15014
Wyeth                          COM              983024100      702    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102     1648    21160 SH       Sole                    21160
iShares Russell 1000 Index Fun IDX              464287598      435 6040.000 SH       Sole                 6040.000
iShares Russell 2000 Growth In IDX              464287648      913 12600.000 SH      Sole                12600.000
iShares Russell 2000 Index Fun IDX              464287655      619 9065.000 SH       Sole                 9065.000
iShares Russell Midcap         IDX              464287499      475 5075.000 SH       Sole                 5075.000
iShares S & P 500              IDX              464287200     1029 7780.000 SH       Sole                 7780.000
ishares Dow Jones Select Divid IDX              464287168     1586 27400.000 SH      Sole                27400.000
ishares Dow Jones US Health Ca IDX              464287762      853 13625.000 SH      Sole                13625.000
ishares EAFE Index             IDX              464287465     1352 18810.000 SH      Sole                18810.000
ishares Russell 1000 Growth In IDX              464287614     6678 122675.000 SH     Sole               122675.000
ishares Russell Mid Cap Growth IDX              464287481     1244 12280.000 SH      Sole                12280.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Tablle Value Total: $68,320


List of Other Included Managers:
No.		13F File Number		Name

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